Stock Based Compensation (Details Textual) - USD ($)		1 Months Ended										6 Months Ended		12 Months Ended
	Oct. 04, 2019	Dec. 29, 2019	Jul. 02, 2019	Dec. 29, 2018	Jun. 19, 2018	Mar. 28, 2018	Dec. 29, 2017	Jul. 31, 2017	Jun. 23, 2017	May 05, 2017	Feb. 13, 2017	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock Based Compensation (Textual)
Stock option aggregate shares											1,088,882
Recognized compensation expense												$ 913,814	$ 659,591	$ 2,342,802	$ 1,422,961
Unrecognized compensation cost (unaudited)												$ 1,007,000
Recognize weighted average period												1 year 6 months 25 days
Aerkomm 2017 Plan [Member]
Stock Based Compensation (Textual)
Description of plan agreements						The Aerkomm 2017 Plan has been adopted by the Board and shall continue in effect for a term of 10 years unless sooner terminated under the terms of Aerkomm 2017 Plan.
Aircom 2014 Plan [Member]
Stock Based Compensation (Textual)
Description of plan agreements												The Aircom 2014 Plan became effective upon its adoption by the Board and shall continue in effect for a term of 10 years unless sooner terminated under the terms of Aircom 2014 Plan.
Aerkomm 2017 Plan [Member]
Stock Based Compensation (Textual)
Description of plan agreements									Which includes, 1) 1/6 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/60 for the next 60 months on the same day of the month as the vesting start date; 2) 1/4 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/36 for the next 36 months on the same day of the month as the vesting start date; 3) 1/3 of the shares subject to the option shall vest commencing on the first anniversary of vesting start date and the remaining shares shall vest at the rate of 50% each year for the next two years on the same day of the month as the vesting start date.
Equity Option [Member] | Aerkomm 2017 Plan [Member]
Stock Based Compensation (Textual)
Description of plan agreements												The shares covered by options outstanding under the Aircom 2017 Plan as of June 30, 2020, 407,522 shares (unaudited) are now exercisable; 163,428 shares (unaudited) will be exercisable for the twelve-month period ending June 30, 2021; 111,100 shares (unaudited) will be exercisable for the twelve-month period ending June 30, 2022; and 21,350 shares (unaudited) will be exercisable for the twelve-month period ending June 30, 2023.		The shares covered by options outstanding at the end of 2019, 379,272 shares are now exercisable; 186,678 shares will be exercisable in 2020; 124,100 shares will be exercisable in 2021; and 29,350 shares will be exercisable in 2022.
Shares exercisable														379,272
Board of Directors [Member]
Stock Based Compensation (Textual)
Stock option aggregate shares	85,400	12,000	339,000	12,000			12,000
Description of plan agreements	Aerkomm 2017 Plan to three (3) of its employees. 25% of the shares vested on the grant date, and 25% of the shares will vest on each of October 4, 2020, October 4, 2021 and October 4, 2022, respectively.	All of these options shall vest at the date of 1/12th each month for the next 12 months on the same day of December 2019	Aerkomm 2017 Plan to 22 of its directors, officers and employees. 25% of the shares vested on the grant date, 25% of the shares vested on July 17, 2019, 25% of the shares will vest on the first anniversary of the grant date, and 25% of the shares will vest upon the second anniversary of the grant date.
Board of Directors [Member] | Aerkomm 2017 Plan [Member]
Stock Based Compensation (Textual)
Stock option aggregate shares issued								109,000
Issuance shares of common stock									2,000,000	1,000,000
Aggregate shares issued									291,000
Description of plan agreements					The Aerkomm 2017 Plan to two of the Company executives. One-fourth of the 32,000 shares subject to the option shall vest on May 1, 2019, 2020, 2021 and 2022, respectively. One-third of the 30,000 shares subject to the option shall vest on May 29, 2019, 2020 and 2021, respectively.			The Aerkomm 2017 Plan to 11 of its employees. 1/3 of these shares subject to the option shall vest commencing on the first anniversary of vesting start date and the remaining shares shall vest at the rate of 50% each year for the next two years on the same day of the month as the vesting start date.
Board of Directors [Member] | Aerkomm 2017 Plan [Member] | Minimum [Member]
Stock Based Compensation (Textual)
Stock option aggregate shares					30,000
Board of Directors [Member] | Aerkomm 2017 Plan [Member] | Maximum [Member]
Stock Based Compensation (Textual)
Stock option aggregate shares					32,000
Director [Member] | Aerkomm 2017 Plan [Member]
Stock Based Compensation (Textual)
Stock option aggregate shares		4,000		4,000			4,000